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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

       Report for the Calendar Year or Quarter Ended MARCH 31, 1999.

If amended report check here: [ ]

HOLDEN, TOLBERT & COMPANY
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


120 E. Sheridan, Suite 105          OKLAHOMA CITY        OK           73104
--------------------------------------------------------------------------------
Business Address         (Street)       (City)         (State)        (Zip)


James H. Holden     405-235-3795       President
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


                                   ATTENTION
--------------------------------------------------------------------------------
  Intentional misstatements or omissions of facts constitute Federal Criminal
             Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

      The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

      Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of OKLAHOMA CITY and State of OK on the 20th day of April, 1999.

                                      HOLDEN, TOLBERT & COMPANY
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)

                                      /s/ James H. Holden
                                      ------------------------------------------
                                      (Manual Signature of Person Duly
                                      Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                    13F File No.:    Name:                    13F File No.:
  ------------------------------------    --------------------------------------
1.                                      6.
  ------------------------------------    --------------------------------------
2.                                      7.
  ------------------------------------    --------------------------------------
3.                                      8.
  ------------------------------------    --------------------------------------
4.                                      9.
  ------------------------------------    --------------------------------------
5.                                     10.
  ------------------------------------    --------------------------------------

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          34

Form 13F Information Table Value Total:     817,955

                                    FORM 13F

              Name of Reporting Manager: HOLDEN, TOLBERT & COMPANY

                                                                                                                --------------------
                                                                                                                   (SEC USE ONLY)


------------------------------------------------------------------------------------------------------------------------------------
                 Item 1        Item 2     Item 3      Item 4        Item 5            Item 6            Item 7          Item 8
                                                                                                                    Voting Authority
                                                                               Investment Discretion                    (Shares)
                                                                           ----------------------------          -------------------
                                                                  Shares            (b) Shared
                                                                                       as
                               Title                   Fair         of               Defined   (c)    Managers  (a)    (b)      (c)
      Name of Issuer             of       CUSIP        Market    Principal    (a)       in    Shared    See    Sole  Shared    None
                               Class      Number       Value      Amount     Sole    Instr. V  Other  Instr. V
------------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories            common   002824-10-0 $     357      7,600      7,600     0       0        0       0      0      7,600
Airtouch Communications, Inc   common   11949T-10-0    23,484    242,100    242,100     0       0        0       0      0    242,100
Allstate Corp                  common   020002-10-1    26,825    725,000    725,000     0       0        0       0      0    725,000
American Express               common   025816-10-9    90,459    766,000    766,000     0       0        0       0      0    766,000
American Intl Group            common   026874-10-7    94,478    780,807    780,807     0       0        0       0      0    780,807
Archer Daniels Midland Co.     common   039483-10-2     3,208    213,855    213,855     0       0        0       0      0    213,855
BancOne                        common   06423A-10-3       315      5,722      5,722     0       0        0       0      0      5,722
Bank America                   common   06605F-10-2       303      3,937      3,937     0       0        0       0      0      3,937
Berkshire Hathaway, Inc.       common   084670-10-8    39,627        555        555     0       0        0       0      0        555
Cambridge Technology Partners  common   132524-10-9       350     25,000     25,000     0       0        0       0      0     25,000
Centerpoint Properties         common   151895-10-9    28,275    883,600    883,600     0       0        0       0      0    883,600
Chubb Corp.                    common   171232-10-1     7,021    119,000    119,000     0       0        0       0      0    119,000
Citigroup, Inc                 common   172967-10-1    63,360    990,000    990,000     0       0        0       0      0    990,000
Davis Real Estate Fund         common   239103-30-2       253     13,337     13,337     0       0        0       0      0     13,337
Donaldson Lufkin & Jenrette    common   257661-10-8    22,190    317,000    317,000     0       0        0       0      0    317,000
Federal Home Ln Mtg Corp       common   313400-30-1    11,400    200,000    200,000     0       0        0       0      0    200,000
Fedl Natl Mtg Association      common   313586-10-9     9,122    132,200    132,200     0       0        0       0      0    132,200
General Electric               common   369604-10-3       266      2,400      2,400     0       0        0       0      0      2,400
Glaxco Holdings                common   37733W-10-5       269      3,950      3,950     0       0        0       0      0      3,950
Golden West Financial Corp     common   381317-10-6    14,938    155,600    155,600     0       0        0       0      0    155,600
Hewlett Packard Co             common   428236-10-3    31,348    461,000    461,000     0       0        0       0      0    461,000
IBM                            common   459200-10-1    36,488    205,920    205,920     0       0        0       0      0    205,920
Martin Marietta Materials      common   573284-10-6    36,605    642,200    642,200     0       0        0       0      0    642,200
McDonalds Corp                 common   580135-10-1    62,280  1,384,000  1,384,000     0       0        0       0      0  1,384,000
Merck                          common   589331-10-7       931     11,634     11,634     0       0        0       0      0     11,634
Morgan Stanley Dean Witter     common   617446-10-9    72,635    726,350    726,350     0       0        0       0      0    726,350
National City Bancorp          common   635312-10-1     1,138     51,724     51,724     0       0        0       0      0     51,724
Pall Corp.                     common   696429-30-7       289     17,000     17,000     0       0        0       0      0     17,000
Progressive Corp Ohio          common   743315-10-3    23,429    162,700    162,700     0       0        0       0      0    162,700
SBC Corp.                      common   783876-10-3       265      5,628      5,628     0       0        0       0      0      5,628
Twentieth Century Inds         common   901272-20-3       275     17,200     17,200     0       0        0       0      0     17,200
U S Bancorp                    common   319279-10-5    13,413    394,500    394,500     0       0        0       0      0    394,500
UBS AG                          ADR     90261R-10-5     1,200     80,000     80,000     0       0        0       0      0     80,000
Wells Fargo & Co.              common   949740-10-4   101,159  2,890,250  2,890,250     0       0        0       0      0  2,890,250
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                       $ 817,955
------------------------------------------------------------------------------------------------------------------------------------
